UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)  (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Item 1: Report(s) to Shareholders.

Annual Report  |  March 31, 2019
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically as described below.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request: (1) by contacting your financial intermediary, if you invest through a financial intermediary; or (2) if you invest directly with a fund, by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action. If you do not receive shareholder reports and other fund documents electronically but would like to do so, contact your financial intermediary or, if you invest directly with the funds, call 1-800-407-0256.

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Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2019
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	4.81%
Target 2010 Passive Composite Index	4.82%
Fund Category: Morningstar Target-Date 2000-2010[1]	3.36%
Performance Details	pages 9-11

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	4.74%
Target 2015 Passive Composite Index	4.85%
Fund Category: Morningstar Target-Date 2015[1]	3.48%
Performance Details	pages 12-14

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	4.73%
Target 2020 Passive Composite Index	4.81%
Fund Category: Morningstar Target-Date 2020[1]	3.38%
Performance Details	pages 15-17

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	4.79%
Target 2025 Passive Composite Index	4.95%
Fund Category: Morningstar Target-Date 2025[1]	3.38%
Performance Details	pages 18-20

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	4.76%
Target 2030 Passive Composite Index	4.96%
Fund Category: Morningstar Target-Date 2030[1]	3.31%
Performance Details	pages 21-23

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	4.68%
Target 2035 Passive Composite Index	4.89%
Fund Category: Morningstar Target-Date 2035[1]	3.17%
Performance Details	pages 24-26
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2019
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	4.49%
Target 2040 Passive Composite Index	4.77%
Fund Category: Morningstar Target-Date 2040[1]	3.04%
Performance Details	pages 27-29

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	4.33%
Target 2045 Passive Composite Index	4.67%
Fund Category: Morningstar Target-Date 2045[1]	2.94%
Performance Details	pages 30-32

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	4.23%
Target 2050 Passive Composite Index	4.60%
Fund Category: Morningstar Target-Date 2050[1]	2.87%
Performance Details	pages 33-35

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	4.15%
Target 2055 Passive Composite Index	4.53%
Fund Category: Morningstar Target-Date 2055[1]	2.84%
Performance Details	pages 36-38

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	4.23%
Target 2060 Passive Composite Index	4.50%
Fund Category: Morningstar Target-Date 2060+[1]	2.99%
Performance Details	pages 39-41
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Recent months provided a stark reminder that market trends can reverse quickly. The declines in stocks that dominated headlines in the late stages of 2018 became a backstory this year to a broad-based recovery that saw most equity positions not only make up lost ground, but deliver solid returns over the 12 months ended March 31, 2019. Similarly, fixed income lost value in September and October but then rallied in November as expectations on interest rates shifted, and many bond investments also ended the period with positive returns.
At Charles Schwab Investment Management, we often talk about the importance of diversification, creating a long-term investing plan, and sticking to it. This is because trying to time the markets can be a losing strategy for most investors. However, we also recognize it can be tempting to veer from that plan when markets fluctuate. We believe that for most investors it is better to hold a portfolio that’s diversified and rebalanced regularly so that they can stay focused on their long-term financial goals. That’s why we seek to provide straightforward products that can help you keep that focus and weather the market volatility that may come along the way.
The Schwab Target Index Funds play an important role in fulfilling this objective. With their mix of domestic and international equities, fixed income, real estate, and cash, the funds provide an all-in-one portfolio solution. They incorporate the diversification and regular rebalancing that can help cushion a portfolio from market turbulence. This provides investors an opportunity for better results, and potentially less volatility, as compared with a self-directed asset allocation.
The asset weights in the Schwab Target Index Funds are shifted to become more conservative over time, adjusting your portfolio mix as you get closer to retirement. This asset allocation approach creates greater opportunity for growth when your target retirement date is far in the future, and shifts toward income and capital preservation as it gets closer. This provides investors with a straightforward way to stay aligned with their long-term goals—and not be distracted by any sudden turns in the markets.
Charles Schwab Investment Management has become one of the largest and most experienced asset managers in the industry not by offering more choices than our competitors, but by providing carefully developed products, like the Schwab Target Index Funds, that can help simplify decision-making. This is a cornerstone of our investing philosophy—and will continue to be.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
From the President (continued)

“ On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement.”
On April 1, 2019, I transitioned into the role of Chief Executive Officer of Charles Schwab Investment Management, replacing Marie Chandoha upon her retirement. Looking back at how Charles Schwab Investment Management has grown into the market leader it is today, I believe Marie deserves particular credit. As CEO for over eight years, Marie provided the vision and leadership that has helped us stay focused on the goal of providing cost-effective funds to support investors in meeting their investment objectives. It’s been my privilege to be part of the great team Marie built.
I look forward to furthering our organization’s important mission. As we encounter ups and downs in the investment environment, it becomes even more important to serve our investors to the best of our ability. At Charles Schwab Investment Management we seek to offer products that help investors build portfolios that serve their needs, even during the more difficult stretches in the market.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment

For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains and driving major indices to near–bear market territory as investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. However, as the Federal Reserve (Fed) put interest rate hikes on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. Over the period, the U.S. dollar strengthened against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.50% for the reporting period. U.S. large-cap-cap stocks outperformed small-caps, with the Russell RAFI™ US Large Company Index and the Russell 2000® Index returning 7.10% and 2.05%, respectively. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -3.71%, and the MSCI Emerging Markets Index (Net)* returned -7.41%. The Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. fixed-income market, returned 4.48%.
The U.S. economy exhibited stable growth for much of the reporting period as it entered its tenth year of expansion, buoyed by a combination of tax reform early in the reporting period, strong corporate earnings, and still-positive financial conditions. Toward the end of 2018 the U.S. economy showed signs of slowing. U.S. gross domestic product (GDP) grew at an annual rate of 2.2% in the fourth quarter of 2018, down from 4.2% and 3.4% in the second and third quarters, respectively. Seasonally adjusted nonfarm payrolls were steady, and unemployment remained low. Even amid a tight labor market and growing economy, inflation fell during the period, primarily due to lower energy prices, and wage growth remained in check. Consumer confidence, which hit an 18-year high in October, the highest since 2000,
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

fell for the subsequent three months before rebounding in February and March against the backdrop of the market’s rally and the end of the 35-day partial government shutdown that began in late December and extended through late January.
Outside the U.S., conditions continued to soften. After reaching a nearly three-year high in October, global oil prices fell precipitously over the last three months of 2018, ending the year down 25% amid concerns of economic slowing and a global oil glut. Prices rebounded somewhat in the first quarter of 2019 as major exporters sought to curb supply and central banks took steps to ease growth-related fears. In the final quarter of 2018, the eurozone economy expanded by 0.2%, down from 0.7% a year earlier, subdued by political tensions as well as a sharp decline in the manufacturing sector’s new export orders. Japan’s economy contracted in the third quarter of 2018 but grew in the second and fourth quarters. The United Kingdom’s economy grew modestly in the second and third quarters of 2018 but contracted in the fourth quarter amid ongoing Brexit-related economic and political uncertainty as well as rapidly growing wage pressures. Several Asian economies, including China and India, also exhibited signs of slowing but still outpaced many developed economies. During much of the period, trade issues dominated headlines—particularly between the U.S. and China. Following the implementation of a series of tariffs on goods and services from both sides, as of the end of the period, negotiations are underway between the two countries to resolve the underlying issues.
Monetary policy measures remained generally accommodative during the reporting period. In the U.S., despite continuing low levels of inflation, the Fed raised the federal funds rate by 0.25% three times over the reporting period—in June, September, and December. At its January and March meetings, the Fed left rates unchanged and dialed back its projections for further rate hikes in 2019 as growth slowed and inflation remained in check. Fed interest rates ended the reporting period in a target range of 2.25% to 2.50%. Over the reporting period, the Fed continued its program to reduce the size of its balance sheet, although in March it indicated its intention to slow the reduction. As of the end of the reporting period, the Fed’s balance sheet stood at just under $4 trillion, down from $4.5 trillion when the program was announced in June 2017.
Outside the U.S., most central banks maintained accommodative monetary policies or, in some cases, in the face of signs of rising inflation, tightened their policies. The European Central Bank has held interest rates unchanged since early 2016 and in March announced that it would likely maintain those rates at least through the end of 2019, but ended its monthly asset purchase program in December. Also in March, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. After raising its key official bank rate in August amid rising inflation projections and higher energy and import prices, the Bank of England maintained its rate of 0.75% during the reporting period despite ongoing uncertainties over the United Kingdom economy’s wider direction and intensifying uncertainties surrounding the impact of Brexit. Central banks in several emerging market economies—including India, Indonesia, Mexico, and Turkey—raised policy rates during the reporting period in response to inflation and exchange-rate pressures. In February, however, India subsequently lowered its policy rate and in December, the People’s Bank of China maintained its prudent, but no longer neutral, policy stance, indicating it would place a greater focus on flexibility as its economy faces continued headwinds.
Over the reporting period, the U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations. In May and again in September, 10-year yields pushed above 3.00%, relieving some pressure on the yield curve, but as equity markets tumbled at the end of 2018 and signs of slowing economic growth intensified, investors flocked to longer-term bonds, driving prices higher and yields lower for most of the remainder of the period. (Bond yields and bond prices move in opposite directions). In late March, parts of the yield curve inverted for several days, raising recession concerns for some, but it quickly reverted as the likelihood of an imminent recession appeared low. The 2-year Treasury yield began and ended the reporting period at 2.27% and the 10-year Treasury yield ended the period at 2.41%, down from 2.74% at the beginning of the period.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. She has served as portfolio manager of the funds since August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. He has served as portfolio manager of the funds since July 2018. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund as of March 31, 2019

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 35.9% equity securities, 56.8% fixed-income securities, and 7.3% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.81%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 4.82% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s overall fixed-income allocation provided the greatest contribution to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure also contributed to total return, with the Schwab U.S. TIPS ETF returning approximately 2.8%.
The fund’s equity exposure also contributed to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity component, however, was the only detractor from total return. The Schwab International Equity ETF returned approximately -4.4%.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	4.81%	4.87%
Target 2010 Passive Composite Index	4.82%	4.97%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2000-2010[3]	3.36%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	30%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund as of March 31, 2019

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 38.5% equity securities, 54.7% fixed-income securities, and 6.8% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.74%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 4.85% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The fund’s overall fixed-income allocation provided the greatest contribution to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure also contributed to total return, with the Schwab U.S. TIPS ETF returning approximately 2.8%.
The fund’s equity exposure also contributed to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity component, however, was the only detractor from total return. The Schwab International Equity ETF returned approximately -4.4%.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	4.74%	5.03%
Target 2015 Passive Composite Index	4.85%	5.16%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2015[3]	3.48%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	29%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund as of March 31, 2019

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 43.3% equity securities, 50.6% fixed-income securities, and 6.1% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.73%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 4.81% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure also contributed to total return, with the Schwab U.S. TIPS ETF returning approximately 2.8%.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	4.73%	6.07%
Target 2020 Passive Composite Index	4.81%	6.15%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2020[3]	3.38%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	12
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund as of March 31, 2019

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 56.8% equity securities, 38.7% fixed-income securities, and 4.4% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.79%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 4.95% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure also contributed to total return, with the Schwab U.S. TIPS ETF returning approximately 2.8%.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	4.79%	7.15%
Target 2025 Passive Composite Index	4.95%	7.24%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2025[3]	3.38%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	13%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund as of March 31, 2019

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 66.7% equity securities, 29.9% fixed-income securities, and 3.3% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.76%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 4.96% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	4.76%	7.92%
Target 2030 Passive Composite Index	4.96%	8.01%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2030[3]	3.31%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund as of March 31, 2019

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 74.6% equity securities, 22.8% fixed-income securities, and 2.5% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.68%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 4.89% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	4.68%	8.51%
Target 2035 Passive Composite Index	4.89%	8.61%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2035[3]	3.17%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund as of March 31, 2019

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 81.6% equity securities, 16.6% fixed-income securities, and 1.8% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.49%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 4.77% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	4.49%	9.07%
Target 2040 Passive Composite Index	4.77%	9.17%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2040[3]	3.04%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	2%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund as of March 31, 2019

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 87.3% equity securities, 11.4% fixed-income securities, and 1.3% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.33%. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 4.67% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	4.33%	9.39%
Target 2045 Passive Composite Index	4.67%	9.50%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2045[3]	2.94%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund as of March 31, 2019

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 90.5% equity securities, 8.6% fixed-income securities, and 1.0% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.23%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 4.60% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	4.23%	9.57%
Target 2050 Passive Composite Index	4.60%	9.70%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2050[3]	2.87%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Less than 0.5%.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund as of March 31, 2019

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 93.0% equity securities, 6.3% fixed-income securities, and 0.7% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.15%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 4.53% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	4.15%	9.78%
Target 2055 Passive Composite Index	4.53%	9.89%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2055[3]	2.84%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund as of March 31, 2019

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2019, the fund’s asset allocation was approximately 95.0% equity securities, 4.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2019, global equity markets were mixed. In the U.S., stable economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs in late September and early October, despite escalating trade tensions and rising interest rates. During the fourth quarter of 2018, however, investor anxiety rose amid concerns about the pace of future interest rate hikes despite low inflation, falling oil prices, slowing international growth, and concerns about trade negotiations with China. Volatility spiked and stocks fell steeply, particularly in December, more than erasing the period’s earlier gains. However, as the Federal Reserve put interest rates on hold, a strong rebound in the first quarter of 2019 brought U.S. stocks back above their early-December levels, albeit below their previous October highs. Outside the U.S., equity markets were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. The U.S. Treasury yield curve slope (the spread between rates on 2-year and 10-year Treasuries) generally flattened, as short-term yields, which typically respond to changes in the federal funds rate, rose more quickly than longer-term yields, which are influenced more by economic growth and inflation expectations.
Performance. For the 12-month reporting period ended March 31, 2019, the fund returned 4.23%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 4.50% for the same period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposure provided the greatest contribution to total return, particularly the fund’s U.S. large-cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETF, which returned approximately 9.3%. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also contributed slightly, returning approximately 2.5%. The international equity and emerging markets components, however, detracted from total return. The Schwab International Equity ETF and Schwab Emerging Markets Equity ETF returned approximately -4.4% and -7.0%, respectively.
The fund’s overall fixed-income allocation also contributed to total return. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond component, returned approximately 4.6%, while the Schwab Short-Term U.S. Treasury ETF returned approximately 2.7% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation contributed to the fund’s total return. The Schwab U.S. REIT ETF returned approximately 19.7%, tracking its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2019)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	4.23%	9.83%
Target 2060 Passive Composite Index	4.50%	9.94%
Dow Jones U.S. Total Stock Market IndexSM	8.66%	12.74%
Bloomberg Barclays US Aggregate Bond Index	4.48%	1.31%
Fund Category: Morningstar Target-Date 2060+[3]	2.99%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2019 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	2%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2018 and held through March 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 10/1/18	Ending Account Value (Net of Expenses) at 3/31/19[2]	Expenses Paid During Period 10/1/18-3/31/19[2,5]	Effective Expenses Paid During Period 10/1/18-3/31/19[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,018.30	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,015.80	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,012.10	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,006.50	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,001.80	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 996.70	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 992.30	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 988.80	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 987.30	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 985.30	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 986.00	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.22	0.12
Net realized and unrealized gains (losses)	0.23	0.34	0.10
Total from investment operations	0.50	0.56	0.22
Less distributions:
Distributions from net investment income	(0.20)	(0.12)	(0.07)
Distributions from net realized gains	(0.01)	(0.00) [4]	—
Total distributions	(0.21)	(0.12)	(0.07)
Net asset value at end of period	$10.88	$10.59	$10.15
Total return	4.81%	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.53%	2.11%	1.99% [7]
Portfolio turnover rate	30%	28%	2% [5]
Net assets, end of period (x 1,000)	$25,391	$14,185	$955

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 24.6%
Large-Cap 23.2%
Schwab U.S. Large-Cap ETF	87,160	5,892,888
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	5,056	353,566
		6,246,454

International Stocks 9.7%
Developed-Market Large-Cap 9.7%
Schwab International Equity ETF	78,157	2,447,096

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	10,338	459,317

Fixed Income 57.0%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	29,621	1,629,155
Intermediate-Term Bond 41.9%
Schwab U.S. Aggregate Bond ETF	204,963	10,633,480
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	44,105	2,213,630
		14,476,265

Security	Number of Shares	Value ($)
Money Market Fund 6.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	1,518,301	1,518,757
Total Affiliated Underlying Funds
(Cost $24,219,452)		25,147,889
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	235,605	235,605
Total Short-Term Investment
(Cost $235,605)		235,605
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	41,250	53,450	(16,543)	78,157	$2,447,096	($45,897)	($54,274)	$66,205
Schwab Short-Term U.S. Treasury ETF	24,566	24,022	(4,483)	44,105	2,213,630	21,698	(2,643)	31,358
Schwab U.S. Aggregate Bond ETF	115,205	119,475	(29,717)	204,963	10,633,480	301,379	(53,304)	216,193
Schwab U.S. Large-Cap ETF	52,422	59,876	(25,138)	87,160	5,892,888	379,489	(24,552)	93,516
Schwab U.S. REIT ETF	6,822	5,433	(1,917)	10,338	459,317	53,962	375	10,667
Schwab U.S. Small-Cap ETF	2,960	3,036	(940)	5,056	353,566	10,388	(3,849)	4,025
Schwab U.S. TIPS ETF	16,444	15,614	(2,437)	29,621	1,629,155	23,691	(4,427)	27,986
Schwab Variable Share Price Money Fund, Ultra Shares	820,069	2,077,891	(1,379,659)	1,518,301	1,518,757	333	(42)	24,494
Total					$25,147,889	$745,043	($142,716)	$474,444
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$25,147,889	$—	$—	$25,147,889
Short-Term Investment[1]	—	235,605	—	235,605
Total	$25,147,889	$235,605	$—	$25,383,494
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $24,219,452)		$25,147,889
Investments in unaffiliated issuers, at value (cost $235,605)		235,605
Receivables:
Investments sold		60,057
Fund shares sold		33,655
Dividends		1,730
Interest	+	34
Total assets		25,478,970
Liabilities
Payables:
Investment adviser fees		609
Fund shares redeemed	+	87,851
Total liabilities		88,460
Net Assets
Total assets		25,478,970
Total liabilities	–	88,460
Net assets		$25,390,510
Net Assets by Source
Capital received from investors		24,540,379
Total distributable earnings[1]		850,131

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$25,390,510		2,332,849		$10.88

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$474,444
Interest	+	3,130
Total investment income		477,574
Expenses
Investment adviser and administrator fees	+	14,939
Total expenses		14,939
Expense reduction by CSIM and its affiliates	–	9,520
Net expenses	–	5,419
Net investment income		472,155
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(142,716)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	745,043
Net realized and unrealized gains		602,327
Increase in net assets resulting from operations		$1,074,482

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$472,155	$172,010
Net realized losses		(142,716)	(8,436)
Net change in unrealized appreciation (depreciation)	+	745,043	136,211
Increase in net assets from operations		1,074,482	299,785
Distributions to Shareholders1,2
Total distributions		($441,923)	($135,570)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,772	$18,525
Institutional Shares	+	1,576,468	16,790,499	1,491,874	15,732,146
Total shares sold		1,576,468	$16,790,499	1,493,646	$15,750,671
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	41,815	426,508	12,301	131,502
Total shares reinvested		41,815	$426,508	12,301	$131,502
Shares Redeemed
Investor Shares		—	$—	(267,381)	($2,752,301)
Institutional Shares	+	(624,853)	(6,643,659)	(258,845)	(2,760,402)
Total shares redeemed		(624,853)	($6,643,659)	(526,226)	($5,512,703)
Net transactions in fund shares		993,430	$10,573,348	979,721	$10,369,470
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,339,419	$14,184,603	359,698	$3,650,918
Total increase	+	993,430	11,205,907	979,721	10,533,685
End of period[3]		2,332,849	$25,390,510	1,339,419	$14,184,603
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $134,173 from net investment income and $1,397 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets include net investment income not yet distributed of $51,052 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.22	0.13
Net realized and unrealized gains (losses)	0.22	0.38	0.12
Total from investment operations	0.49	0.60	0.25
Less distributions:
Distributions from net investment income	(0.17)	(0.15)	(0.08)
Distributions from net realized gains	(0.01)	(0.01)	—
Total distributions	(0.18)	(0.16)	(0.08)
Net asset value at end of period	$10.92	$10.61	$10.17
Total return	4.74%	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03%	0.03%	0.02% [6]
Gross operating expenses[5]	0.08%	0.08%	0.08% [6]
Net investment income (loss)	2.54%	2.06%	2.15% [6]
Portfolio turnover rate	29%	47%	15% [4]
Net assets, end of period (x 1,000)	$45,688	$20,229	$797

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 26.1%
Large-Cap 24.5%
Schwab U.S. Large-Cap ETF	165,123	11,163,966
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	10,576	739,580
		11,903,546

International Stocks 10.6%
Developed-Market Large-Cap 10.6%
Schwab International Equity ETF	155,203	4,859,406

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	19,676	874,204

Fixed Income 54.7%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	51,359	2,824,745
Intermediate-Term Bond 40.3%
Schwab U.S. Aggregate Bond ETF	354,773	18,405,623
Treasury Bond 8.2%
Schwab Short-Term U.S. Treasury ETF	74,728	3,750,598
		24,980,966

Security	Number of Shares	Value ($)
Money Market Fund 5.9%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	2,686,220	2,687,026
Total Affiliated Underlying Funds
(Cost $43,672,395)		45,305,148
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	382,731	382,731
Total Short-Term Investment
(Cost $382,731)		382,731
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	64,837	108,642	(18,276)	155,203	$4,859,406	($88,395)	($48,697)	$118,250
Schwab Short-Term U.S. Treasury ETF	32,941	47,550	(5,763)	74,728	3,750,598	35,141	(3,736)	46,149
Schwab U.S. Aggregate Bond ETF	159,635	235,732	(40,594)	354,773	18,405,623	528,749	(68,506)	324,936
Schwab U.S. Large-Cap ETF	79,509	118,151	(32,537)	165,123	11,163,966	688,339	(57,229)	154,729
Schwab U.S. REIT ETF	10,250	10,892	(1,466)	19,676	874,204	96,805	379	18,160
Schwab U.S. Small-Cap ETF	4,561	7,892	(1,877)	10,576	739,580	20,367	(3,828)	7,040
Schwab U.S. TIPS ETF	22,373	32,544	(3,558)	51,359	2,824,745	48,169	(5,582)	39,690
Schwab Variable Share Price Money Fund, Ultra Shares	1,033,458	4,752,022	(3,099,260)	2,686,220	2,687,026	197	107	35,745
Total					$45,305,148	$1,329,372	($187,092)	$744,699
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$45,305,148	$—	$—	$45,305,148
Short-Term Investment[1]	—	382,731	—	382,731
Total	$45,305,148	$382,731	$—	$45,687,879
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $43,672,395)		$45,305,148
Investments in unaffiliated issuers, at value (cost $382,731)		382,731
Receivables:
Investments sold		87,081
Fund shares sold		146,506
Dividends		3,061
Interest	+	57
Total assets		45,924,584
Liabilities
Payables:
Investments bought		156,298
Investment adviser fees		1,060
Fund shares redeemed	+	79,157
Total liabilities		236,515
Net Assets
Total assets		45,924,584
Total liabilities	–	236,515
Net assets		$45,688,069
Net Assets by Source
Capital received from investors		44,171,381
Total distributable earnings[1]		1,516,688

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$45,688,069		4,185,803		$10.92

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$744,699
Interest	+	5,844
Total investment income		750,543
Expenses
Investment adviser and administrator fees	+	23,352
Total expenses		23,352
Expense reduction by CSIM and its affiliates	–	14,668
Net expenses	–	8,684
Net investment income		741,859
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(187,092)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,329,372
Net realized and unrealized gains		1,142,280
Increase in net assets resulting from operations		$1,884,139

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$741,859	$222,034
Net realized losses		(187,092)	(50,535)
Net change in unrealized appreciation (depreciation)	+	1,329,372	210,888
Increase in net assets from operations		1,884,139	382,387
Distributions to Shareholders1,2
Total distributions		($659,622)	($188,670)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	2,735	$29,447
Institutional Shares	+	3,213,105	34,246,433	2,377,325	25,104,047
Total shares sold		3,213,105	$34,246,433	2,380,060	$25,133,494
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	62,181	634,864	17,169	183,880
Total shares reinvested		62,181	$634,864	17,169	$183,880
Shares Redeemed
Investor Shares		—	$—	(481,541)	($4,967,260)
Institutional Shares	+	(996,074)	(10,646,987)	(566,228)	(5,983,115)
Total shares redeemed		(996,074)	($10,646,987)	(1,047,769)	($10,950,375)
Net transactions in fund shares		2,279,212	$24,234,310	1,349,460	$14,366,999
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,906,591	$20,229,242	557,131	$5,668,526
Total increase	+	2,279,212	25,458,827	1,349,460	14,560,716
End of period[3]		4,185,803	$45,688,069	1,906,591	$20,229,242
[1]	Effective July 24, 2017, all outstanding Investor Shares (23,628 shares valued at $247,966) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $178,617 from net investment income and $10,053 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $58,482 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.23	0.16
Net realized and unrealized gains (losses)	0.22	0.52	0.21
Total from investment operations	0.49	0.75	0.37
Less distributions:
Distributions from net investment income	(0.23)	(0.13)	(0.07)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.23)	(0.13)	(0.07)
Net asset value at end of period	$11.18	$10.92	$10.30
Total return	4.73%	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.48%	2.15%	2.68% [7]
Portfolio turnover rate	13%	21%	17% [5]
Net assets, end of period (x 1,000)	$129,760	$70,841	$5,455

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.05% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 28.2%
Large-Cap 26.4%
Schwab U.S. Large-Cap ETF	506,093	34,216,948
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	33,772	2,361,676
		36,578,624

International Stocks 12.8%
Developed-Market Large-Cap 11.8%
Schwab International Equity ETF	488,171	15,284,634
Emerging-Market 1.0%
Schwab Emerging Markets Equity ETF	53,622	1,394,708
		16,679,342

Real Assets 2.2%
Real Estate 2.2%
Schwab U.S. REIT ETF	63,795	2,834,412

Fixed Income 50.6%
Inflation-Protected Bond 5.0%
Schwab U.S. TIPS ETF	118,682	6,527,510
Intermediate-Term Bond 38.7%
Schwab U.S. Aggregate Bond ETF	967,938	50,216,623
Treasury Bond 6.9%
Schwab Short-Term U.S. Treasury ETF	177,503	8,908,876
		65,653,009

Security	Number of Shares	Value ($)
Money Market Fund 4.9%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	6,352,491	6,354,397
Total Affiliated Underlying Funds
(Cost $124,187,072)		128,099,784
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	981,046	981,046
BNP Paribas
1.78%, 04/01/19 (b)	1,284,894	1,284,894
Sumitomo Mitsui Banking Corp.
1.78%, 04/01/19 (b)	122,960	122,960
Total Short-Term Investments
(Cost $2,388,900)		2,388,900
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	29,508	26,739	(2,625)	53,622	$1,394,708	($62,211)	($11,262)	$31,857
Schwab International Equity ETF	264,485	277,194	(53,508)	488,171	15,284,634	(690,178)	(158,952)	381,663
Schwab Short-Term U.S. Treasury ETF	86,024	95,896	(4,417)	177,503	8,908,876	67,218	(2,729)	117,595
Schwab U.S. Aggregate Bond ETF	527,041	502,239	(61,342)	967,938	50,216,623	1,122,044	(110,826)	1,025,626
Schwab U.S. Large-Cap ETF	313,673	265,280	(72,860)	506,093	34,216,948	2,095,835	(193,896)	563,664
Schwab U.S. REIT ETF	43,224	23,033	(2,462)	63,795	2,834,412	332,632	3,859	69,454
Schwab U.S. Small-Cap ETF	20,125	14,816	(1,169)	33,772	2,361,676	12,966	2,518	26,768
Schwab U.S. TIPS ETF	54,639	64,044	(1)	118,682	6,527,510	63,581	(2)	96,200
Schwab Variable Share Price Money Fund, Ultra Shares	3,106,284	5,745,457	(2,499,250)	6,352,491	6,354,397	725	120	102,307
Total					$128,099,784	$2,942,612	($471,170)	$2,415,134
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$128,099,784	$—	$—	$128,099,784
Short-Term Investments[1]	—	2,388,900	—	2,388,900
Total	$128,099,784	$2,388,900	$—	$130,488,684
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $124,187,072)		$128,099,784
Investments in unaffiliated issuers, at value (cost $2,388,900)		2,388,900
Receivables:
Investments sold		396,325
Fund shares sold		139,045
Dividends		7,239
Interest	+	350
Total assets		131,031,643
Liabilities
Payables:
Investments bought		1,264,693
Investment adviser fees		3,153
Fund shares redeemed	+	3,918
Total liabilities		1,271,764
Net Assets
Total assets		131,031,643
Total liabilities	–	1,271,764
Net assets		$129,759,879
Net Assets by Source
Capital received from investors		126,016,902
Total distributable earnings[1]		3,742,977

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$129,759,879		11,603,658		$11.18

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$2,415,134
Interest	+	15,449
Total investment income		2,430,583
Expenses
Investment adviser and administrator fees	+	77,477
Total expenses		77,477
Expense reduction by CSIM and its affiliates	–	48,396
Net expenses	–	29,081
Net investment income		2,401,502
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(471,170)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,942,612
Net realized and unrealized gains		2,471,442
Increase in net assets resulting from operations		$4,872,944

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$2,401,502	$773,484
Net realized losses		(471,170)	(18,038)
Net change in unrealized appreciation (depreciation)	+	2,942,612	760,903
Increase in net assets from operations		4,872,944	1,516,349
Distributions to Shareholders1,2
Total distributions		($2,276,055)	($593,229)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	57,291	$591,174
Institutional Shares	+	7,424,366	81,835,438	7,178,794	77,999,442
Total shares sold		7,424,366	$81,835,438	7,236,085	$78,590,616
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	208,381	2,165,079	52,267	575,987
Total shares reinvested		208,381	$2,165,079	52,267	$575,987
Shares Redeemed
Investor Shares		—	$—	(839,148)	($8,769,109)
Institutional Shares	+	(2,514,304)	(27,678,930)	(1,275,631)	(13,980,383)
Total shares redeemed		(2,514,304)	($27,678,930)	(2,114,779)	($22,749,492)
Net transactions in fund shares		5,118,443	$56,321,587	5,173,573	$56,417,111
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,485,215	$70,841,403	1,311,642	$13,501,172
Total increase	+	5,118,443	58,918,476	5,173,573	57,340,231
End of period[3]		11,603,658	$129,759,879	6,485,215	$70,841,403
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,500 shares valued at $218,839) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $590,557 from net investment income and $2,672 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $275,138 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.28	0.25	0.14
Net realized and unrealized gains (losses)	0.23	0.68	0.34
Total from investment operations	0.51	0.93	0.48
Less distributions:
Distributions from net investment income	(0.23)	(0.15)	(0.08)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.23)	(0.15)	(0.08)
Net asset value at end of period	$11.46	$11.18	$10.40
Total return	4.79%	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.46%	2.22%	2.41% [7]
Portfolio turnover rate	13%	14%	6% [5]
Net assets, end of period (x 1,000)	$154,328	$84,235	$1,649

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 36.1%
Large-Cap 33.5%
Schwab U.S. Large-Cap ETF	764,598	51,694,471
Small-Cap 2.6%
Schwab U.S. Small-Cap ETF	58,085	4,061,884
		55,756,355

International Stocks 17.5%
Developed-Market Large-Cap 15.3%
Schwab International Equity ETF	755,989	23,670,016
Emerging-Market 2.2%
Schwab Emerging Markets Equity ETF	128,748	3,348,735
		27,018,751

Real Assets 2.9%
Real Estate 2.9%
Schwab U.S. REIT ETF	100,260	4,454,552

Fixed Income 38.9%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF	52,135	2,867,425
Intermediate-Term Bond 33.3%
Schwab U.S. Aggregate Bond ETF	991,668	51,447,736
Security	Number of Shares	Value ($)
Treasury Bond 3.7%
Schwab Short-Term U.S. Treasury ETF	113,798	5,711,521
		60,026,682

Money Market Fund 3.6%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	5,466,322	5,467,962
Total Affiliated Underlying Funds
(Cost $147,080,637)		152,724,302
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	1,270,675	1,270,675
Total Short-Term Investment
(Cost $1,270,675)		1,270,675
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	68,852	70,892	(10,996)	128,748	$3,348,735	($137,304)	($47,687)	$76,351
Schwab International Equity ETF	400,683	408,621	(53,315)	755,989	23,670,016	(1,113,688)	(145,103)	581,206
Schwab Short-Term U.S. Treasury ETF	55,539	63,677	(5,418)	113,798	5,711,521	47,831	(3,699)	76,253
Schwab U.S. Aggregate Bond ETF	532,374	536,918	(77,624)	991,668	51,447,736	1,213,136	(159,298)	1,045,951
Schwab U.S. Large-Cap ETF	462,658	374,566	(72,626)	764,598	51,694,471	2,978,485	(187,101)	835,847
Schwab U.S. REIT ETF	65,882	43,339	(8,961)	100,260	4,454,552	533,767	5,807	104,364
Schwab U.S. Small-Cap ETF	34,018	24,067	—	58,085	4,061,884	10,159	—	45,551
Schwab U.S. TIPS ETF	21,465	30,671	(1)	52,135	2,867,425	31,944	(3)	39,471
Schwab Variable Share Price Money Fund, Ultra Shares	2,549,930	6,915,422	(3,999,030)	5,466,322	5,467,962	852	(245)	81,686
Total					$152,724,302	$3,565,182	($537,329)	$2,886,680
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$152,724,302	$—	$—	$152,724,302
Short-Term Investment[1]	—	1,270,675	—	1,270,675
Total	$152,724,302	$1,270,675	$—	$153,994,977
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $147,080,637)		$152,724,302
Investments in unaffiliated issuers, at value (cost $1,270,675)		1,270,675
Receivables:
Fund shares sold		813,760
Dividends		6,229
Interest	+	186
Total assets		154,815,152
Liabilities
Payables:
Investments bought		480,251
Investment adviser fees		4,022
Fund shares redeemed	+	3,254
Total liabilities		487,527
Net Assets
Total assets		154,815,152
Total liabilities	–	487,527
Net assets		$154,327,625
Net Assets by Source
Capital received from investors		148,792,115
Total distributable earnings[1]		5,535,510

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$154,327,625		13,465,929		$11.46

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$2,886,680
Interest	+	18,577
Total investment income		2,905,257
Expenses
Investment adviser and administrator fees	+	93,188
Total expenses		93,188
Expense reduction by CSIM and its affiliates	–	55,929
Net expenses	–	37,259
Net investment income		2,867,998
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(537,329)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,565,182
Net realized and unrealized gains		3,027,853
Increase in net assets resulting from operations		$5,895,851

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$2,867,998	$1,025,684
Net realized losses		(537,329)	(18,655)
Net change in unrealized appreciation (depreciation)	+	3,565,182	1,604,188
Increase in net assets from operations		5,895,851	2,611,217
Distributions to Shareholders1,2
Total distributions		($2,681,038)	($805,306)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	109,399	$1,139,955
Institutional Shares	+	8,934,324	100,921,266	8,791,335	96,907,954
Total shares sold		8,934,324	$100,921,266	8,900,734	$98,047,909
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	247,528	2,601,517	69,443	784,018
Total shares reinvested		247,528	$2,601,517	69,443	$784,018
Shares Redeemed
Investor Shares		—	$—	(1,763,810)	($18,662,584)
Institutional Shares	+	(3,247,879)	(36,644,542)	(1,487,331)	(16,597,009)
Total shares redeemed		(3,247,879)	($36,644,542)	(3,251,141)	($35,259,593)
Net transactions in fund shares		5,933,973	$66,878,241	5,719,036	$63,572,334
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,531,956	$84,234,571	1,812,920	$18,856,326
Total increase	+	5,933,973	70,093,054	5,719,036	65,378,245
End of period[3]		13,465,929	$154,327,625	7,531,956	$84,234,571
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,628 shares valued at $223,890) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $803,159 from net investment income and $2,147 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $322,596 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.28	0.26	0.15
Net realized and unrealized gains (losses)	0.24	0.80	0.41
Total from investment operations	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	(0.24)	(0.15)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	(0.24)	(0.15)	(0.10)
Net asset value at end of period	$11.65	$11.37	$10.46
Total return	4.76%	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.46%	2.30%	2.49% [7]
Portfolio turnover rate	8%	8%	7% [5]
Net assets, end of period (x 1,000)	$201,250	$109,554	$3,258

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 42.0%
Large-Cap 38.6%
Schwab U.S. Large-Cap ETF	1,148,705	77,663,945
Small-Cap 3.4%
Schwab U.S. Small-Cap ETF	97,927	6,848,035
		84,511,980

International Stocks 21.3%
Developed-Market Large-Cap 18.1%
Schwab International Equity ETF	1,158,809	36,282,310
Emerging-Market 3.2%
Schwab Emerging Markets Equity ETF	248,911	6,474,175
		42,756,485

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	151,528	6,732,389

Fixed Income 30.1%
Intermediate-Term Bond 28.0%
Schwab U.S. Aggregate Bond ETF	1,083,718	56,223,290
Treasury Bond 2.1%
Schwab Short-Term U.S. Treasury ETF	84,941	4,263,189
		60,486,479

Security	Number of Shares	Value ($)
Money Market Fund 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	4,913,313	4,914,787
Total Affiliated Underlying Funds
(Cost $192,495,634)		199,402,120
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	1,634,140	1,634,140
Total Short-Term Investment
(Cost $1,634,140)		1,634,140
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	130,246	118,665	—	248,911	$6,474,175	($330,034)	$—	$139,098
Schwab International Equity ETF	604,015	588,539	(33,745)	1,158,809	36,282,310	(1,622,611)	(147,257)	849,954
Schwab Short-Term U.S. Treasury ETF	41,080	43,861	—	84,941	4,263,189	30,444	—	55,696
Schwab U.S. Aggregate Bond ETF	564,261	569,224	(49,767)	1,083,718	56,223,290	1,222,027	(106,958)	1,107,552
Schwab U.S. Large-Cap ETF	682,954	542,567	(76,816)	1,148,705	77,663,945	4,645,979	(336,877)	1,217,271
Schwab U.S. REIT ETF	99,945	63,397	(11,814)	151,528	6,732,389	809,604	6,128	154,480
Schwab U.S. Small-Cap ETF	56,564	43,847	(2,484)	97,927	6,848,035	65,798	(17,502)	73,230
Schwab Variable Share Price Money Fund, Ultra Shares	2,142,501	5,870,192	(3,099,380)	4,913,313	4,914,787	708	(123)	75,648
Total					$199,402,120	$4,821,915	($602,589)	$3,672,929
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$199,402,120	$—	$—	$199,402,120
Short-Term Investment[1]	—	1,634,140	—	1,634,140
Total	$199,402,120	$1,634,140	$—	$201,036,260
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $192,495,634)		$199,402,120
Investments in unaffiliated issuers, at value (cost $1,634,140)		1,634,140
Receivables:
Fund shares sold		321,177
Dividends		5,599
Interest	+	240
Total assets		201,363,276
Liabilities
Payables:
Investment adviser fees		5,408
Fund shares redeemed	+	107,536
Total liabilities		112,944
Net Assets
Total assets		201,363,276
Total liabilities	–	112,944
Net assets		$201,250,332
Net Assets by Source
Capital received from investors		194,339,860
Total distributable earnings[1]		6,910,472

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$201,250,332		17,270,777		$11.65

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$3,672,929
Interest	+	21,921
Total investment income		3,694,850
Expenses
Investment adviser and administrator fees	+	118,670
Total expenses		118,670
Expense reduction by CSIM and its affiliates	–	70,628
Net expenses	–	48,042
Net investment income		3,646,808
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(602,589)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	4,821,915
Net realized and unrealized gains		4,219,326
Increase in net assets resulting from operations		$7,866,134

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$3,646,808	$1,187,065
Net realized gains (losses)		(602,589)	6,675
Net change in unrealized appreciation (depreciation)	+	4,821,915	1,696,429
Increase in net assets from operations		7,866,134	2,890,169
Distributions to Shareholders1,2
Total distributions		($3,355,176)	($904,232)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	71,813	$750,279
Institutional Shares	+	10,165,033	116,401,157	10,095,576	113,294,038
Total shares sold		10,165,033	$116,401,157	10,167,389	$114,044,317
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	310,617	3,286,331	77,310	887,531
Total shares reinvested		310,617	$3,286,331	77,310	$887,531
Shares Redeemed
Investor Shares		—	$—	(1,322,798)	($14,088,148)
Institutional Shares	+	(2,843,780)	(32,502,120)	(845,497)	(9,618,551)
Total shares redeemed		(2,843,780)	($32,502,120)	(2,168,295)	($23,706,699)
Net transactions in fund shares		7,631,870	$87,185,368	8,076,404	$91,225,149
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,638,907	$109,554,006	1,562,503	$16,342,920
Total increase	+	7,631,870	91,696,326	8,076,404	93,211,086
End of period[3]		17,270,777	$201,250,332	9,638,907	$109,554,006
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $903,629 from net investment income and $603 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets include net investment income not yet distributed of $350,501 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.26	0.12
Net realized and unrealized gains (losses)	0.22	0.90	0.52
Total from investment operations	0.51	1.16	0.64
Less distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.10)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.22)	(0.17)	(0.10)
Net asset value at end of period	$11.82	$11.53	$10.54
Total return	4.68%	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.49%	2.29%	2.04% [7]
Portfolio turnover rate	6%	14%	13% [5]
Net assets, end of period (x 1,000)	$126,200	$62,526	$1,904

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 46.3%
Large-Cap 42.0%
Schwab U.S. Large-Cap ETF	784,525	53,041,735
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF	77,620	5,427,967
		58,469,702

International Stocks 24.5%
Developed-Market Large-Cap 20.2%
Schwab International Equity ETF	815,244	25,525,289
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF	206,367	5,367,606
		30,892,895

Real Assets 3.8%
Real Estate 3.8%
Schwab U.S. REIT ETF	107,129	4,759,741

Fixed Income 22.9%
Intermediate-Term Bond 21.5%
Schwab U.S. Aggregate Bond ETF	522,992	27,132,825
Treasury Bond 1.4%
Schwab Short-Term U.S. Treasury ETF	33,945	1,703,700
		28,836,525

Security	Number of Shares	Value ($)
Money Market Fund 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	2,329,670	2,330,369
Total Affiliated Underlying Funds
(Cost $120,555,880)		125,289,232
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	370,374	370,374
Total Short-Term Investment
(Cost $370,374)		370,374
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	96,159	119,173	(8,965)	206,367	$5,367,606	($175,869)	($46,451)	$113,776
Schwab International Equity ETF	383,351	450,882	(18,989)	815,244	25,525,289	(1,131,096)	(60,067)	607,308
Schwab Short-Term U.S. Treasury ETF	15,244	18,704	(3)	33,945	1,703,700	13,345	(2)	21,462
Schwab U.S. Aggregate Bond ETF	251,499	283,945	(12,452)	522,992	27,132,825	607,282	(23,437)	516,434
Schwab U.S. Large-Cap ETF	421,385	401,927	(38,787)	784,525	53,041,735	2,874,733	(120,550)	811,329
Schwab U.S. REIT ETF	62,299	55,148	(10,318)	107,129	4,759,741	555,755	2,240	106,086
Schwab U.S. Small-Cap ETF	40,161	37,459	—	77,620	5,427,967	13,391	—	55,915
Schwab Variable Share Price Money Fund, Ultra Shares	870,098	2,759,262	(1,299,690)	2,329,670	2,330,369	230	(80)	32,105
Total					$125,289,232	$2,757,771	($248,347)	$2,264,415
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$125,289,232	$—	$—	$125,289,232
Short-Term Investment[1]	—	370,374	—	370,374
Total	$125,289,232	$370,374	$—	$125,659,606
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $120,555,880)		$125,289,232
Investments in unaffiliated issuers, at value (cost $370,374)		370,374
Receivables:
Investments sold		145,157
Fund shares sold		402,756
Dividends		2,655
Interest	+	54
Total assets		126,210,228
Liabilities
Payables:
Investment adviser fees		3,377
Fund shares redeemed	+	6,440
Total liabilities		9,817
Net Assets
Total assets		126,210,228
Total liabilities	–	9,817
Net assets		$126,200,411
Net Assets by Source
Capital received from investors		121,379,485
Total distributable earnings[1]		4,820,926

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$126,200,411		10,678,348		$11.82

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$2,264,415
Interest	+	12,123
Total investment income		2,276,538
Expenses
Investment adviser and administrator fees	+	72,194
Total expenses		72,194
Expense reduction by CSIM and its affiliates	–	42,936
Net expenses	–	29,258
Net investment income		2,247,280
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(248,347)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,757,771
Net realized and unrealized gains		2,509,424
Increase in net assets resulting from operations		$4,756,704

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$2,247,280	$746,893
Net realized gains (losses)		(248,347)	169
Net change in unrealized appreciation (depreciation)	+	2,757,771	1,558,505
Increase in net assets from operations		4,756,704	2,305,567
Distributions to Shareholders1,2
Total distributions		($2,075,616)	($604,017)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	24,754	$257,871
Institutional Shares	+	6,790,501	79,065,998	5,972,493	67,489,185
Total shares sold		6,790,501	$79,065,998	5,997,247	$67,747,056
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	190,311	2,028,716	50,896	593,447
Total shares reinvested		190,311	$2,028,716	50,896	$593,447
Shares Redeemed
Investor Shares		—	$—	(1,108,058)	($11,891,649)
Institutional Shares	+	(1,724,281)	(20,101,834)	(782,276)	(8,934,987)
Total shares redeemed		(1,724,281)	($20,101,834)	(1,890,334)	($20,826,636)
Net transactions in fund shares		5,256,531	$60,992,880	4,157,809	$47,513,867
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,421,817	$62,526,443	1,264,008	$13,311,026
Total increase	+	5,256,531	63,673,968	4,157,809	49,215,417
End of period[3]		10,678,348	$126,200,411	5,421,817	$62,526,443
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $600,404 from net investment income and $3,613 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $208,673 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.27	0.15
Net realized and unrealized gains (losses)	0.21	1.00	0.55
Total from investment operations	0.50	1.27	0.70
Less distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$11.95	$11.69	$10.59
Total return	4.49%	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.48%	2.33%	2.48% [7]
Portfolio turnover rate	2%	15%	8% [5]
Net assets, end of period (x 1,000)	$143,404	$72,830	$1,514

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 49.8%
Large-Cap 44.7%
Schwab U.S. Large-Cap ETF	947,978	64,092,792
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	104,362	7,298,035
		71,390,827

International Stocks 27.3%
Developed-Market Large-Cap 22.1%
Schwab International Equity ETF	1,011,096	31,657,416
Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF	288,976	7,516,266
		39,173,682

Real Assets 4.1%
Real Estate 4.1%
Schwab U.S. REIT ETF	131,573	5,845,788

Fixed Income 16.5%
Intermediate-Term Bond 15.7%
Schwab U.S. Aggregate Bond ETF	435,155	22,575,842
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	22,979	1,153,316
		23,729,158

Security	Number of Shares	Value ($)
Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	1,670,783	1,671,284
Total Affiliated Underlying Funds
(Cost $136,677,755)		141,810,739
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	935,732	935,732
Total Short-Term Investment
(Cost $935,732)		935,732
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	138,813	154,438	(4,275)	288,976	$7,516,266	($324,149)	($20,564)	$156,184
Schwab International Equity ETF	490,213	525,816	(4,933)	1,011,096	31,657,416	(1,509,918)	(21,411)	751,129
Schwab Short-Term U.S. Treasury ETF	10,935	12,044	—	22,979	1,153,316	8,669	—	15,315
Schwab U.S. Aggregate Bond ETF	208,398	236,640	(9,883)	435,155	22,575,842	472,769	(13,524)	423,064
Schwab U.S. Large-Cap ETF	523,634	437,939	(13,595)	947,978	64,092,792	3,408,635	(54,171)	984,034
Schwab U.S. REIT ETF	78,789	56,597	(3,813)	131,573	5,845,788	667,387	464	131,119
Schwab U.S. Small-Cap ETF	55,195	49,167	—	104,362	7,298,035	31,804	—	76,171
Schwab Variable Share Price Money Fund, Ultra Shares	450,766	1,319,997	(99,980)	1,670,783	1,671,284	56	(10)	22,029
Total					$141,810,739	$2,755,253	($109,216)	$2,559,045
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$141,810,739	$—	$—	$141,810,739
Short-Term Investment[1]	—	935,732	—	935,732
Total	$141,810,739	$935,732	$—	$142,746,471
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $136,677,755)		$141,810,739
Investments in unaffiliated issuers, at value (cost $935,732)		935,732
Receivables:
Fund shares sold		917,890
Dividends		1,904
Interest	+	137
Total assets		143,666,402
Liabilities
Payables:
Investments bought		157,145
Investment adviser fees		3,776
Fund shares redeemed	+	101,183
Total liabilities		262,104
Net Assets
Total assets		143,666,402
Total liabilities	–	262,104
Net assets		$143,404,298
Net Assets by Source
Capital received from investors		138,024,691
Total distributable earnings[1]		5,379,607

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$143,404,298		11,998,048		$11.95

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$2,559,045
Interest	+	13,633
Total investment income		2,572,678
Expenses
Investment adviser and administrator fees	+	82,073
Total expenses		82,073
Expense reduction by CSIM and its affiliates	–	48,996
Net expenses	–	33,077
Net investment income		2,539,601
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(109,216)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,755,253
Net realized and unrealized gains		2,646,037
Increase in net assets resulting from operations		$5,185,638

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$2,539,601	$853,957
Net realized losses		(109,216)	(28,436)
Net change in unrealized appreciation (depreciation)	+	2,755,253	1,970,174
Increase in net assets from operations		5,185,638	2,795,695
Distributions to Shareholders1,2
Total distributions		($2,349,510)	($687,787)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	27,967	$294,780
Institutional Shares	+	7,011,105	82,572,627	6,948,851	79,414,617
Total shares sold		7,011,105	$82,572,627	6,976,818	$79,709,397
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	216,494	2,318,649	57,916	684,569
Total shares reinvested		216,494	$2,318,649	57,916	$684,569
Shares Redeemed
Investor Shares		—	$—	(1,136,256)	($12,267,078)
Institutional Shares	+	(1,457,852)	(17,153,200)	(921,426)	(10,656,441)
Total shares redeemed		(1,457,852)	($17,153,200)	(2,057,682)	($22,923,519)
Net transactions in fund shares		5,769,747	$67,738,076	4,977,052	$57,470,447
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,228,301	$72,830,094	1,251,249	$13,251,739
Total increase	+	5,769,747	70,574,204	4,977,052	59,578,355
End of period[3]		11,998,048	$143,404,298	6,228,301	$72,830,094
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,887 shares valued at $223,165) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $684,942 from net investment income and $2,845 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $215,455 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.28	0.10
Net realized and unrealized gains (losses)	0.19	1.06	0.65
Total from investment operations	0.48	1.34	0.75
Less distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.11)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.24)	(0.17)	(0.11)
Net asset value at end of period	$12.05	$11.81	$10.64
Total return	4.33%	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.43%	2.39%	1.68% [7]
Portfolio turnover rate	7%	11%	8% [5]
Net assets, end of period (x 1,000)	$84,790	$44,817	$1,261

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 52.6%
Large-Cap 46.9%
Schwab U.S. Large-Cap ETF	587,478	39,719,387
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	69,219	4,840,485
		44,559,872

International Stocks 29.8%
Developed-Market Large-Cap 23.7%
Schwab International Equity ETF	643,102	20,135,524
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	198,552	5,164,337
		25,299,861

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	83,118	3,692,933

Fixed Income 11.4%
Intermediate-Term Bond 10.9%
Schwab U.S. Aggregate Bond ETF	178,459	9,258,453
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	8,973	450,355
		9,708,808

Security	Number of Shares	Value ($)
Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	565,440	565,609
Total Affiliated Underlying Funds
(Cost $80,471,664)		83,827,083
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	364,989	364,989
Total Short-Term Investment
(Cost $364,989)		364,989
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	97,243	112,415	(11,106)	198,552	$5,164,337	($199,706)	($47,642)	$106,910
Schwab International Equity ETF	320,306	339,098	(16,302)	643,102	20,135,524	(943,555)	(43,523)	466,041
Schwab Short-Term U.S. Treasury ETF	3,713	5,260	—	8,973	450,355	3,605	—	5,456
Schwab U.S. Aggregate Bond ETF	90,058	96,575	(8,174)	178,459	9,258,453	206,055	(17,787)	178,263
Schwab U.S. Large-Cap ETF	337,491	277,892	(27,905)	587,478	39,719,387	2,209,120	(79,311)	612,908
Schwab U.S. REIT ETF	53,143	37,342	(7,367)	83,118	3,692,933	438,650	(965)	82,013
Schwab U.S. Small-Cap ETF	37,963	33,191	(1,935)	69,219	4,840,485	27,187	(8,141)	50,501
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,315,255	(749,815)	565,440	565,609	(56)	(40)	6,350
Total					$83,827,083	$1,741,300	($197,409)	$1,508,442
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$83,827,083	$—	$—	$83,827,083
Short-Term Investment[1]	—	364,989	—	364,989
Total	$83,827,083	$364,989	$—	$84,192,072
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $80,471,664)		$83,827,083
Investments in unaffiliated issuers, at value (cost $364,989)		364,989
Receivables:
Fund shares sold		876,210
Dividends		644
Interest	+	54
Total assets		85,068,980
Liabilities
Payables:
Investments bought		275,164
Investment adviser fees		2,229
Fund shares redeemed	+	1,831
Total liabilities		279,224
Net Assets
Total assets		85,068,980
Total liabilities	–	279,224
Net assets		$84,789,756
Net Assets by Source
Capital received from investors		81,433,021
Total distributable earnings[1]		3,356,735

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$84,789,756		7,035,530		$12.05

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$1,508,442
Interest	+	7,431
Total investment income		1,515,873
Expenses
Investment adviser and administrator fees	+	49,313
Total expenses		49,313
Expense reduction by CSIM and its affiliates	–	29,571
Net expenses	–	19,742
Net investment income		1,496,131
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(197,409)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,741,300
Net realized and unrealized gains		1,543,891
Increase in net assets resulting from operations		$3,040,022

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$1,496,131	$533,128
Net realized losses		(197,409)	(3,964)
Net change in unrealized appreciation (depreciation)	+	1,741,300	1,322,616
Increase in net assets from operations		3,040,022	1,851,780
Distributions to Shareholders1,2
Total distributions		($1,405,947)	($435,414)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	70,062	$748,563
Institutional Shares	+	4,266,684	50,692,490	3,955,636	45,583,166
Total shares sold		4,266,684	$50,692,490	4,025,698	$46,331,729
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	126,299	1,356,451	36,340	433,529
Total shares reinvested		126,299	$1,356,451	36,340	$433,529
Shares Redeemed
Investor Shares		—	$—	(768,157)	($8,347,681)
Institutional Shares	+	(1,153,341)	(13,710,070)	(314,609)	(3,702,897)
Total shares redeemed		(1,153,341)	($13,710,070)	(1,082,766)	($12,050,578)
Net transactions in fund shares		3,239,642	$38,338,871	2,979,272	$34,714,680
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,795,888	$44,816,810	816,616	$8,685,764
Total increase	+	3,239,642	39,972,946	2,979,272	36,131,046
End of period[3]		7,035,530	$84,789,756	3,795,888	$44,816,810
[1]	Effective July 24, 2017, all outstanding Investor Shares (38,619 shares valued at $433,875) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $434,386 from net investment income and $1,028 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $130,761 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.28	0.15
Net realized and unrealized gains (losses)	0.18	1.09	0.62
Total from investment operations	0.47	1.37	0.77
Less distributions:
Distributions from net investment income	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$12.09	$11.85	$10.65
Total return	4.23%	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.48%	2.37%	2.54% [7]
Portfolio turnover rate	0% [8]	15%	4% [5]
Net assets, end of period (x 1,000)	$88,727	$37,619	$793

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 54.5%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	633,861	42,855,342
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	78,484	5,488,386
		48,343,728

International Stocks 31.3%
Developed-Market Large-Cap 24.6%
Schwab International Equity ETF	696,932	21,820,941
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	230,979	6,007,764
		27,828,705

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	90,386	4,015,850

Fixed Income 8.5%
Intermediate-Term Bond 8.1%
Schwab U.S. Aggregate Bond ETF	139,000	7,211,320
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	6,881	345,357
		7,556,677

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	333,509	333,609
Total Affiliated Underlying Funds
(Cost $85,424,257)		88,078,569
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
1.78%, 04/01/19 (b)	333,212	333,212
Total Short-Term Investment
(Cost $333,212)		333,212
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	88,901	142,078	—	230,979	$6,007,764	($215,153)	$—	$115,736
Schwab International Equity ETF	278,260	418,804	(132)	696,932	21,820,941	(911,412)	(231)	478,882
Schwab Short-Term U.S. Treasury ETF	2,734	4,148	(1)	6,881	345,357	2,426	(1)	3,742
Schwab U.S. Aggregate Bond ETF	57,561	81,439	—	139,000	7,211,320	151,444	—	130,189
Schwab U.S. Large-Cap ETF	288,072	345,789	—	633,861	42,855,342	2,167,719	—	620,847
Schwab U.S. REIT ETF	45,467	44,919	—	90,386	4,015,850	440,163	—	84,116
Schwab U.S. Small-Cap ETF	33,895	44,589	—	78,484	5,488,386	11,066	—	53,835
Schwab Variable Share Price Money Fund, Ultra Shares	—	433,489	(99,980)	333,509	333,609	(23)	(10)	4,022
Total					$88,078,569	$1,646,230	($242)	$1,491,369
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$88,078,569	$—	$—	$88,078,569
Short-Term Investment[1]	—	333,212	—	333,212
Total	$88,078,569	$333,212	$—	$88,411,781
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $85,424,257)		$88,078,569
Investments in unaffiliated issuers, at value (cost $333,212)		333,212
Receivables:
Fund shares sold		319,680
Dividends		380
Interest	+	49
Total assets		88,731,890
Liabilities
Payables:
Investment adviser fees		2,302
Fund shares redeemed	+	2,580
Total liabilities		4,882
Net Assets
Total assets		88,731,890
Total liabilities	–	4,882
Net assets		$88,727,008
Net Assets by Source
Capital received from investors		85,858,094
Total distributable earnings[1]		2,868,914

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$88,727,008		7,337,173		$12.09

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$1,491,369
Interest	+	6,572
Total investment income		1,497,941
Expenses
Investment adviser and administrator fees	+	47,766
Total expenses		47,766
Expense reduction by CSIM and its affiliates	–	28,877
Net expenses	–	18,889
Net investment income		1,479,052
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(242)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,646,230
Net realized and unrealized gains		1,645,988
Increase in net assets resulting from operations		$3,125,040

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$1,479,052	$394,092
Net realized losses		(242)	(14,466)
Net change in unrealized appreciation (depreciation)	+	1,646,230	803,919
Increase in net assets from operations		3,125,040	1,183,545
Distributions to Shareholders1,2
Total distributions		($1,342,563)	($312,886)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	39,004	$420,083
Institutional Shares	+	5,016,544	59,703,635	3,463,797	40,274,493
Total shares sold		5,016,544	$59,703,635	3,502,801	$40,694,576
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	121,931	1,310,755	25,736	308,064
Total shares reinvested		121,931	$1,310,755	25,736	$308,064
Shares Redeemed
Investor Shares		—	$—	(577,713)	($6,279,065)
Institutional Shares	+	(977,064)	(11,689,203)	(388,252)	(4,501,719)
Total shares redeemed		(977,064)	($11,689,203)	(965,965)	($10,780,784)
Net transactions in fund shares		4,161,411	$49,325,187	2,562,572	$30,221,856
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,175,762	$37,619,344	613,190	$6,526,829
Total increase	+	4,161,411	51,107,664	2,562,572	31,092,515
End of period[3]		7,337,173	$88,727,008	3,175,762	$37,619,344
[1]	Effective July 24, 2017, all outstanding Investor Shares (25,350 shares valued at $285,263) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $311,235 from net investment income and $1,651 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $96,398 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.31	0.27	0.15
Net realized and unrealized gains (losses)	0.15	1.15	0.65
Total from investment operations	0.46	1.42	0.80
Less distributions:
Distributions from net investment income	(0.23)	(0.18)	(0.13)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	(0.23)	(0.18)	(0.13)
Net asset value at end of period	$12.14	$11.91	$10.67
Total return	4.15%	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.60%	2.33%	2.53% [7]
Portfolio turnover rate	6%	23%	14% [5]
Net assets, end of period (x 1,000)	$50,403	$17,713	$147

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 55.5%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	365,854	24,735,389
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	46,648	3,262,095
		27,997,484

International Stocks 32.7%
Developed-Market Large-Cap 25.5%
Schwab International Equity ETF	410,647	12,857,357
Emerging-Market 7.2%
Schwab Emerging Markets Equity ETF	138,593	3,604,804
		16,462,161

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	53,664	2,384,292

Fixed Income 6.3%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond ETF	58,724	3,046,601
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	2,311	115,989
		3,162,590
Total Affiliated Underlying Funds
(Cost $48,305,873)		50,006,527
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.78%, 04/01/19 (a)	342,342	342,342
Total Short-Term Investment
(Cost $342,342)		342,342
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	45,056	101,067	(7,530)	138,593	$3,604,804	($45,339)	($52,309)	$69,534
Schwab International Equity ETF	134,706	295,328	(19,387)	410,647	12,857,357	(384,905)	(114,360)	275,073
Schwab Short-Term U.S. Treasury ETF	704	1,607	—	2,311	115,989	1,051	—	1,323
Schwab U.S. Aggregate Bond ETF	19,710	41,613	(2,599)	58,724	3,046,601	70,926	(5,178)	48,287
Schwab U.S. Large-Cap ETF	138,325	241,017	(13,488)	365,854	24,735,389	1,112,238	(97,324)	337,259
Schwab U.S. REIT ETF	21,966	34,271	(2,573)	53,664	2,384,292	233,054	(3,672)	45,150
Schwab U.S. Small-Cap ETF	16,723	30,790	(865)	46,648	3,262,095	(18,722)	(7,746)	30,661
Total					$50,006,527	$968,303	($280,589)	$807,287
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$50,006,527	$—	$—	$50,006,527
Short-Term Investment[1]	—	342,342	—	342,342
Total	$50,006,527	$342,342	$—	$50,348,869
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $48,305,873)		$50,006,527
Investments in unaffiliated issuers, at value (cost $342,342)		342,342
Receivables:
Fund shares sold		220,534
Interest	+	50
Total assets		50,569,453
Liabilities
Payables:
Investments bought		107,111
Investment adviser fees		1,298
Fund shares redeemed	+	57,955
Total liabilities		166,364
Net Assets
Total assets		50,569,453
Total liabilities	–	166,364
Net assets		$50,403,089
Net Assets by Source
Capital received from investors		48,917,567
Total distributable earnings[1]		1,485,522

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$50,403,089		4,151,924		$12.14

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$807,287
Interest	+	3,706
Total investment income		810,993
Expenses
Investment adviser and administrator fees	+	24,618
Total expenses		24,618
Expense reduction by CSIM and its affiliates	–	14,903
Net expenses	–	9,715
Net investment income		801,278
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(280,589)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	968,303
Net realized and unrealized gains		687,714
Increase in net assets resulting from operations		$1,488,992

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$801,278	$206,373
Net realized losses		(280,589)	(58,924)
Net change in unrealized appreciation (depreciation)	+	968,303	544,463
Increase in net assets from operations		1,488,992	691,912
Distributions to Shareholders1,2
Total distributions		($719,620)	($168,327)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	17,867	$192,529
Institutional Shares	+	3,163,692	37,868,864	1,686,862	19,680,707
Total shares sold		3,163,692	$37,868,864	1,704,729	$19,873,236
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	64,898	698,954	13,482	162,317
Total shares reinvested		64,898	$698,954	13,482	$162,317
Shares Redeemed
Investor Shares		—	$—	(356,382)	($3,887,407)
Institutional Shares	+	(564,085)	(6,647,372)	(226,707)	(2,717,640)
Total shares redeemed		(564,085)	($6,647,372)	(583,089)	($6,605,047)
Net transactions in fund shares		2,664,505	$31,920,446	1,135,122	$13,430,506
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,487,419	$17,713,271	352,297	$3,759,180
Total increase	+	2,664,505	32,689,818	1,135,122	13,954,091
End of period[3]		4,151,924	$50,403,089	1,487,419	$17,713,271
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $167,658 from net investment income and $669 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $47,048 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 3/31/19	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.30	0.29	0.18
Net realized and unrealized gains (losses)	0.17	1.12	0.62
Total from investment operations	0.47	1.41	0.80
Less distributions:
Distributions from net investment income	(0.23)	(0.17)	(0.12)
Distributions from net realized gains	(0.00) [4]	(0.00) [4]	—
Total distributions	(0.23)	(0.17)	(0.12)
Net asset value at end of period	$12.16	$11.92	$10.68
Total return	4.23%	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08%	0.08% [7]
Net investment income (loss)	2.50%	2.43%	2.94% [7]
Portfolio turnover rate	2%	19%	0% [5]
Net assets, end of period (x 1,000)	$58,895	$24,224	$166

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06% (annualized), respectively, for the periods ended March 31, 2019, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 56.1%
Large-Cap 49.4%
Schwab U.S. Large-Cap ETF	429,822	29,060,265
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	56,698	3,964,891
		33,025,156

International Stocks 33.3%
Developed-Market Large-Cap 25.8%
Schwab International Equity ETF	485,890	15,213,216
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	169,891	4,418,865
		19,632,081

Real Assets 4.8%
Real Estate 4.8%
Schwab U.S. REIT ETF	63,280	2,811,530

Fixed Income 4.4%
Intermediate-Term Bond 4.2%
Schwab U.S. Aggregate Bond ETF	48,397	2,510,837
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	1,965	98,623
		2,609,460
Total Affiliated Underlying Funds
(Cost $56,101,968)		58,078,227
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
1.78%, 04/01/19 (a)	255,050	255,050
Total Short-Term Investment
(Cost $255,050)		255,050
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2019:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	63,815	108,944	(2,868)	169,891	$4,418,865	($122,711)	($14,096)	$84,023
Schwab International Equity ETF	187,735	306,713	(8,558)	485,890	15,213,216	(562,249)	(24,521)	325,667
Schwab Short-Term U.S. Treasury ETF	750	1,215	—	1,965	98,623	739	—	1,195
Schwab U.S. Aggregate Bond ETF	20,623	27,774	—	48,397	2,510,837	52,880	—	46,061
Schwab U.S. Large-Cap ETF	190,996	246,211	(7,385)	429,822	29,060,265	1,456,009	(1,978)	416,196
Schwab U.S. REIT ETF	30,149	34,165	(1,034)	63,280	2,811,530	298,942	(37)	57,099
Schwab U.S. Small-Cap ETF	23,761	33,359	(422)	56,698	3,964,891	1,560	389	38,122
Total					$58,078,227	$1,125,170	($40,243)	$968,363
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$58,078,227	$—	$—	$58,078,227
Short-Term Investment[1]	—	255,050	—	255,050
Total	$58,078,227	$255,050	$—	$58,333,277
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2019
Assets
Investments in affiliated underlying funds, at value (cost $56,101,968)		$58,078,227
Investments in unaffiliated issuers, at value (cost $255,050)		255,050
Receivables:
Fund shares sold		722,057
Interest	+	38
Total assets		59,055,372
Liabilities
Payables:
Investments bought		120,105
Investment adviser fees		1,495
Fund shares redeemed	+	38,888
Total liabilities		160,488
Net Assets
Total assets		59,055,372
Total liabilities	–	160,488
Net assets		$58,894,884
Net Assets by Source
Capital received from investors		56,851,462
Total distributable earnings[1]		2,043,422

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$58,894,884		4,843,988		$12.16

[1]	The SEC eliminated the requirement to disclose total distributable earnings (loss) by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2018 through March 31, 2019
Investment Income
Dividends received from affiliated underlying funds		$968,363
Interest	+	3,370
Total investment income		971,733
Expenses
Investment adviser and administrator fees	+	30,721
Total expenses		30,721
Expense reduction by CSIM and its affiliates	–	18,751
Net expenses	–	11,970
Net investment income		959,763
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(40,243)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,125,170
Net realized and unrealized gains		1,084,927
Increase in net assets resulting from operations		$2,044,690

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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/18-3/31/19		4/1/17-3/31/18
Net investment income		$959,763	$267,713
Net realized losses		(40,243)	(35,269)
Net change in unrealized appreciation (depreciation)	+	1,125,170	613,517
Increase in net assets from operations		2,044,690	845,961
Distributions to Shareholders1,2
Total distributions		($877,604)	($218,728)

Transactions in Fund Shares[1]
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	24,825	$268,264
Institutional Shares	+	3,551,607	42,513,767	2,376,464	27,814,838
Total shares sold		3,551,607	$42,513,767	2,401,289	$28,083,102
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	77,722	837,066	17,393	209,765
Total shares reinvested		77,722	$837,066	17,393	$209,765
Shares Redeemed
Investor Shares		—	$—	(480,678)	($5,239,087)
Institutional Shares	+	(817,989)	(9,846,664)	(376,711)	(4,491,147)
Total shares redeemed		(817,989)	($9,846,664)	(857,389)	($9,730,234)
Net transactions in fund shares		2,811,340	$33,504,169	1,561,293	$18,562,633
Shares Outstanding and Net Assets
		4/1/18-3/31/19		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,032,648	$24,223,629	471,355	$5,033,763
Total increase	+	2,811,340	34,671,255	1,561,293	19,189,866
End of period[3]		4,843,988	$58,894,884	2,032,648	$24,223,629
[1]	Effective July 24, 2017, all outstanding Investor Shares (21,010 shares valued at $237,542) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $216,720 from net investment income and $2,008 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $63,184 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Target Index Funds  |  Annual Report
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Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Index Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of March 31, 2019 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that you could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities. Although ETFs are listed on national securities exchanges, there can be no assurance that an active trading market for such ETF shares will develop or be maintained. If an active market is not maintained, the fund may experience difficulty in buying or selling ETF shares. In addition, the market price of ETF shares may deviate, sometimes significantly, from net asset value, particularly during periods of market volatility. Certain ETFs that seek to track the performance of their benchmark indices may not fully replicate their index and may hold securities not included in the index, which may not produce the intended results.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc.(CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of March 31, 2019, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.1%	0.2%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.2%	0.3%	0.8%	0.9%	0.9%	0.5%	0.4%	0.2%	0.1%	0.1%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.2%	0.3%	0.5%	0.3%	0.4%	0.3%	0.3%	0.2%	0.2%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	—%	—%
*	Less than 0.05%

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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$16,097,673	$5,539,355
Schwab Target 2015 Index Fund	32,772,892	8,566,085
Schwab Target 2020 Index Fund	68,349,290	12,596,489
Schwab Target 2025 Index Fund	81,851,582	15,352,003
Schwab Target 2030 Index Fund	99,609,700	12,318,613
Schwab Target 2035 Index Fund	66,657,237	5,761,425
Schwab Target 2040 Index Fund	69,089,381	1,913,397
Schwab Target 2045 Index Fund	42,250,443	4,275,049
Schwab Target 2050 Index Fund	49,278,672	104,462
Schwab Target 2055 Index Fund	33,604,358	1,877,131
Schwab Target 2060 Index Fund	33,841,047	941,104

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes:
As of March 31, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$24,628,170	$44,332,858	$127,190,069	$148,982,951	$194,775,848	$121,230,205	$137,781,534
Gross unrealized appreciation	$755,324	$1,355,021	$3,694,429	$5,580,381	$7,558,560	$5,111,033	$6,049,643
Gross unrealized depreciation	—	—	(395,814)	(568,355)	(1,298,148)	(681,632)	(1,084,706)
Net unrealized appreciation (depreciation)	$755,324	$1,355,021	$3,298,615	$5,012,026	$6,260,412	$4,429,401	$4,964,937

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$81,072,973	$85,775,855	$48,997,387	$56,436,467
Gross unrealized appreciation	$3,747,269	$3,442,421	$1,556,877	$2,312,672
Gross unrealized depreciation	(628,170)	(806,495)	(205,395)	(415,862)
Net unrealized appreciation (depreciation)	$3,119,099	$2,635,926	$1,351,482	$1,896,810
As of March 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Undistributed ordinary income	$92,046	$161,667	$444,362	$521,219	$642,133	$389,960	$414,670
Undistributed long-term capital gains	2,761	—	—	2,265	7,927	1,565	—
Net unrealized appreciation (depreciation) on investments	755,324	1,355,021	3,298,615	5,012,026	6,260,412	4,429,401	4,964,937
Total	$850,131	$1,516,688	$3,742,977	$5,535,510	$6,910,472	$4,820,926	$5,379,607

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Undistributed ordinary income	$234,762	$232,988	$134,040	$146,612
Undistributed long-term capital gains	2,874	—	—	—
Net unrealized appreciation (depreciation) on investments	3,119,099	2,635,926	1,351,482	1,896,810
Total	$3,356,735	$2,868,914	$1,485,522	$2,043,422
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Current period distributions
Ordinary income	$441,923	$659,128	$2,272,279	$2,681,038	$3,355,176	$2,075,616	$2,349,510
Long-term capital gains	—	494	3,776	—	—	—	—
Prior period distributions
Ordinary income	$135,570	$188,670	$593,229	$805,306	$904,232	$604,017	$687,787
Long-term capital gains	—	—	—	—	—	—	—

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Current period distributions
Ordinary income	$1,405,947	$1,342,563	$719,620	$877,604
Long-term capital gains	—	—	—	—
Prior period distributions
Ordinary income	$435,414	$312,886	$168,327	$218,728
Long-term capital gains	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund and Schwab Target 2060 Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund and Schwab Target 2060 Index Fund (eleven of the funds constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2019, the related statements of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 17, 2019
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 1989.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the period ended March 31, 2019. The foreign tax credit and the foreign source income amounts are as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab Target 2010 Index Fund	$6,651	$65,854
Schwab Target 2015 Index Fund	11,879	117,623
Schwab Target 2020 Index Fund	45,932	411,249
Schwab Target 2025 Index Fund	76,580	653,881
Schwab Target 2030 Index Fund	118,530	983,464
Schwab Target 2035 Index Fund	88,120	716,979
Schwab Target 2040 Index Fund	112,978	902,115
Schwab Target 2045 Index Fund	72,293	569,648
Schwab Target 2050 Index Fund	75,687	591,179
Schwab Target 2055 Index Fund	43,736	342,607
Schwab Target 2060 Index Fund	52,738	407,310
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2019, qualify for the corporate dividends received deduction:
Percentage
Schwab Target 2010 Index Fund	18.15
Schwab Target 2015 Index Fund	19.00
Schwab Target 2020 Index Fund	21.71
Schwab Target 2025 Index Fund	27.17
Schwab Target 2030 Index Fund	31.08
Schwab Target 2035 Index Fund	33.33
Schwab Target 2040 Index Fund	35.92
Schwab Target 2045 Index Fund	37.64
Schwab Target 2050 Index Fund	38.95
Schwab Target 2055 Index Fund	38.80
Schwab Target 2060 Index Fund	40.09
For the fiscal year ended March 31, 2019, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2020 via IRS Form 1099 of the amounts for use in preparing their 2019 income tax return.

Schwab Target 2010 Index Fund	$140,248
Schwab Target 2015 Index Fund	227,976
Schwab Target 2020 Index Fund	880,855
Schwab Target 2025 Index Fund	1,335,279
Schwab Target 2030 Index Fund	1,948,691
Schwab Target 2035 Index Fund	1,343,973
Schwab Target 2040 Index Fund	1,667,291
Schwab Target 2045 Index Fund	1,053,819
Schwab Target 2050 Index Fund	1,054,073
Schwab Target 2055 Index Fund	580,703
Schwab Target 2060 Index Fund	719,182

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Schwab Target Index Funds
Other Federal Tax Information (unaudited) (continued)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended March 31, 2019:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	494
Schwab Target 2020 Index Fund	3,776
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	—
Schwab Target 2035 Index Fund	—
Schwab Target 2040 Index Fund	—
Schwab Target 2045 Index Fund	—
Schwab Target 2050 Index Fund	—
Schwab Target 2055 Index Fund	—
Schwab Target 2060 Index Fund	—

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

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Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present) Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab Target Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

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Schwab Target Index Funds
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 23.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.6% FTSE Developed ex US Index (Net), 1.8% Dow Jones U.S. Select REIT Index, 8.7% Bloomberg Barclays US Treasury 1-3 Year Index, 41.7% Bloomberg Barclays US Aggregate Bond Index, 6.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 7.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 24.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.6% FTSE Developed ex US Index (Net), 1.9% Dow Jones U.S. Select REIT Index, 8.2% Bloomberg Barclays US Treasury 1-3 Year Index, 40.3% Bloomberg Barclays US Aggregate Bond Index, 6.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 6.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.7% FTSE Developed ex US Index (Net), 1.1% FTSE Emerging Index (Net), 2.2% Dow Jones U.S. Select REIT Index, 6.9% Bloomberg Barclays US Treasury 1-3 Year Index, 38.7% Bloomberg Barclays US Aggregate Bond Index, 5.1% Bloomberg Barclays US
Treasury Inflation-Linked Bond Index (Series-L), and 6.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 33.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 15.5% FTSE Developed ex US Index (Net), 2.2% FTSE Emerging Index (Net), 2.8% Dow Jones U.S. Select REIT Index, 3.7% Bloomberg Barclays US Treasury 1-3 Year Index, 33.2% Bloomberg Barclays US Aggregate Bond Index, 1.9% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 38.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 18.2% FTSE Developed ex US Index (Net), 3.2% FTSE Emerging Index (Net), 3.3% Dow Jones U.S. Select REIT Index, 2.1% Bloomberg Barclays US Treasury 1-3 Year Index, 27.8% Bloomberg Barclays US Aggregate Bond Index, and 3.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 42.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.4% FTSE Developed ex US Index (Net), 4.2% FTSE Emerging Index (Net), 3.7% Dow Jones U.S. Select REIT Index, 1.3% Bloomberg Barclays US Treasury 1-3 Year Index, 21.5% Bloomberg Barclays US Aggregate Bond Index, and 2.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 44.9% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.1% Dow Jones U.S. Small-Cap Total Stock Market Index, 22.3% FTSE Developed ex US Index (Net), 5.2% FTSE Emerging Index (Net), 4.1% Dow Jones U.S. Select REIT Index, 0.8% Bloomberg Barclays US Treasury 1-3 Year Index, 15.7% Bloomberg Barclays US Aggregate Bond Index, and 1.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 47.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.9% FTSE Developed ex US Index (Net), 6.2% FTSE Emerging Index (Net), 4.4% Dow Jones U.S. Select REIT Index, 0.5% Bloomberg Barclays US Treasury 1-3 Year Index, 10.9% Bloomberg Barclays US Aggregate Bond Index, and 1.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 48.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.2% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.8% FTSE Developed ex US Index (Net), 6.7% FTSE Emerging Index (Net), 4.5% Dow Jones U.S. Select REIT Index, 0.4% Bloomberg Barclays US Treasury 1-3 Year Index, 8.2% Bloomberg Barclays US Aggregate Bond Index, and 1.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 49.1% Dow Jones U.S. Large-Cap Total
Stock Market Index, 6.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.5% FTSE Developed ex US Index (Net), 7.2% FTSE Emerging Index (Net), 4.7% Dow Jones U.S. Select REIT Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 6.1% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2019, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2019. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Target Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
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We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
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We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
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We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2018 Schwab Funds. All rights reserved.

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Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
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Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
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Schwab MarketTrack Portfolios®
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Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

MFR96669-02
00228898

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-one series. Eleven series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-six series have a fiscal year-end of October 31, and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to fifty-two operational series during 2018/2019 and forty-nine operational series during 2017/2018, based on their respective 2018/2019 and 2017/2018 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2018/2019	Fiscal Year 2017/ 2018	Fiscal Year 2018/2019	Fiscal Year 2017/2018	Fiscal Year 2018/2019	Fiscal Year 2017/2018	Fiscal Year 2018/2019	Fiscal Year 2017/2018

$1,504,317	$1,468,821	$84,840	$90,000	$190,626	$169,346	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]

The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2018/2019: $275,466	2017/2018: $259,346

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: May 17, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: May 17, 2019